SEGMENT	6 Months Ended
Jun. 30, 2026
SEGMENT
SEGMENT

13.SEGMENT

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer. As of December 31, 2025, the Group had two operating segments which were Legacy Huazhu and Legacy DH according to the way management intends to evaluate results and allocate resources within the Group. In 2026, the operating segments were relabeled to HWC and HWI, replacing the previous legacy designations. Additionally, a minor realignment between these two segments was made in 2026, and comparative figures for prior periods were updated to conform to the current presentation. In identifying its reportable segments, the Group assesses the nature of operating segments and evaluates the operating results of each reporting segment. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments. The CODM uses revenue and Adjusted EBITDA to evaluate the trends of the segments over time and monitor budget-to-actual variances to assess the performance and determine how to allocate capital resources. Adjusted EBITDA is defined as net income attributable to H World Group Limited excluding income tax expense (benefit), interest expense, interest income, depreciation and amortization, share-based compensation expenses, gain (loss) from fair value changes of equity securities, foreign exchange gain (loss) and gain (loss) on disposal of investments. Significant segment expenses include adjusted hotel operating costs, adjusted selling and marketing expenses, adjusted general and administrative expenses, all of which exclude depreciation and amortization and share-based compensation expenses. The CODM does not use assets by operating segment when assessing performance or making operating segment resource allocations.

The following table provides a summary of the Group’s operating segment results and reconciliation of Adjusted EBITDA to net income attributable to H World Group Limited for the six months ended June 30, 2025 and 2026.

	Six Months Ended June 30,
	2025				2026
	HWC	HWI	Elimination	Total	HWC	HWI	Elimination	Total
Leased and owned hotels	4,030	2,160	—	6,190	3,869	2,114	—	5,983
Manachised and franchised hotels	5,301	72	(9)	5,364	6,529	78	(15)	6,592
Others	257	24	(14)	267	509	33	—	542
Total revenues	9,588	2,256	(23)	11,821	10,907	2,225	(15)	13,117
Adjusted hotel operating costs	(4,988)	(1,762)			(5,375)	(1,739)
Adjusted selling and marketing expenses	(307)	(242)			(370)	(247)
Adjusted general and administrative expenses	(715)	(207)			(784)	(184)
Other segment items (primarily include other operating income, net)	103	40			130	20
Adjusted EBITDA	3,681	85	—	3,766	4,508	75	—	4,583
Interest income				101				120
Interest expense				(165)				(139)
Income tax expense				(942)				(1,168)
Depreciation and amortization				(636)				(610)
Share-based compensation				(247)				(265)
Losses from fair value changes of equity securities, net				(13)				(10)
Foreign exchange gain (loss), net				574				(117)
Net income attributable to H World Group Limited				2,438				2,394

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:	Six Months Ended June 30,
	2025	2026
PRC	9,568	10,904
Germany	1,596	1,578
All others	657	635
Total	11,821	13,117

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of
	December 31,	June 30,
	2025	2026
PRC	26,101	25,924
Germany	13,131	12,841
All others	3,986	3,685
Total	43,218	42,450

Other than PRC and Germany, there were no countries that individually represented more than 10% of the total revenue for the six months ended June 30, 2025 and 2026.